Note 5 - Notes Payable (Details) - Notes Payable - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Line of Credit [Member]
Note 5 - Notes Payable (Details) - Notes Payable [Line Items]
Outstanding principal	$ 59,484	$ 727,566
Current interest rate	3.50%	3.25%
Maturity date	Mar. 24, 2017	Sep. 25, 2015
Interest expense	$ 19,301	$ 20,887
Interest paid	20,002	20,641
Notes Payable to Banks [Member]
Note 5 - Notes Payable (Details) - Notes Payable [Line Items]
Outstanding principal	$ 1,373,964	$ 1,781,010
Current interest rate	3.25%	3.00%
Maturity date	Nov. 25, 2019	Nov. 25, 2019
Interest expense	$ 32,186	$ 58,308
Interest paid	$ 35,194	$ 59,270